Borrowings - Senior and Ship Mortgage Notes Navios Holdings and Navios Logistics (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended	3 Months Ended	11 Months Ended	4 Months Ended	11 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 28, 2011	Apr. 12, 2011	Nov. 29, 2013	Apr. 22, 2014	Nov. 30, 2009	Mar. 12, 2013	Jul. 31, 2012
Debt Instrument [Line Items]
Amout used for repayment of debt	$ 20,761
Loss on bond extinguishment	(27,281)	(37,136)	0
Senior Notes due 2019 | Navios Holdings borrowings
Debt Instrument [Line Items]
Face amount at issuance date				350,000
Issuance date/Date of agreement				Jan. 28, 2011
Interest Rate				FIXED 8.125%
Senior Notes due 2019 | Navios Logistics
Debt Instrument [Line Items]
Face amount at issuance date					200,000				90,000
Issuance date/Date of agreement					Apr. 12, 2011
Interest Rate					FIXED 9.25%
Maturity date					Apr. 15, 2019
Debt instrument price premium									103.75%
Loss on bond extinguishment	27,281
Senior Notes due 2019 | Navios Logistics | Accelerated amortization of the deferred finance costs
Debt Instrument [Line Items]
Loss on bond extinguishment	7,881
Senior Notes due 2019 | Navios Logistics | Accelerated amortization of the 2019 Senior Notes Premium
Debt Instrument [Line Items]
Loss on bond extinguishment	3,095
Senior Notes due 2019 | Navios Logistics | Transaction fees and expenses
Debt Instrument [Line Items]
Loss on bond extinguishment	22,495
2022 Notes | Navios Holdings borrowings
Debt Instrument [Line Items]
Face amount at issuance date						650,000
Issuance date/Date of agreement						Nov. 29, 2013
Interest Rate						7,375%
Loss on bond extinguishment						37,136
2022 Notes | Navios Holdings borrowings | Accelerated Amortization
Debt Instrument [Line Items]
Loss on bond extinguishment						12,142
2022 Notes | Navios Holdings borrowings | Indebtedness in connection with six vessels added as collateral
Debt Instrument [Line Items]
Amout used for repayment of debt						123,257
2022 Notes | Navios Holdings borrowings | Transaction fees and expenses
Debt Instrument [Line Items]
Loss on bond extinguishment						24,994
2022 Senior Notes | Navios Logistics
Debt Instrument [Line Items]
Face amount at issuance date							375,000
Issuance date/Date of agreement							Apr. 22, 2014
Interest Rate							FIXED 7.25%
Maturity date							May 01, 2022
2017 Notes | Navios Holdings borrowings
Debt Instrument [Line Items]
Face amount at issuance date								$ 400,000		$ 88,000
Issuance date/Date of agreement								Nov. 30, 2009
Interest Rate								FIXED 8.875%
Maturity date								Nov. 01, 2017